Pay vs Performance Disclosure - USD ($)	3 Months Ended	5 Months Ended	9 Months Ended	12 Months Ended
	Jan. 31, 2025	Nov. 04, 2024	Nov. 04, 2024	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY-VERSUS-PERFORMANCE
As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between the compensation actually paid (“CAP”) to our principal executive officer (“PEO”) and our NEOs other than our PEOs (“Non-PEO NEOs”) and certain aspects of our financial performance.
Our compensation committee approves and administers our executive compensation program to align executive compensation with stockholder interests by linking pay to performance. Our overall compensation program includes a mix of short-term and long-term components through our annual incentive plan and equity awards. In fiscal year 2025, there were several changes to our executive management team, with two transitions to the PEO position, for a total of three PEOs serving during the fiscal year, the termination of service of one former Non-PEO NEO and the appointment of one new Non-PEO NEO, resulting in the inclusion of five individuals in our fiscal year 2025 Non-PEO NEO calculations.
Our compensation committee did not consider the CAP calculations below in making its pay decisions for any of the fiscal years presented. For further information concerning our pay for performance philosophy and how our executive compensation aligns with our performance, please refer to “Executive Compensation—Compensation Discussion and Analysis”.

Fiscal Year (a)(1)	Summary Compensation Table Total for PEO Ragy Thomas (b)(1)	CAP to PEO Ragy Thomas ( c)(2)	Summary Compensation Table Total for PEO Rory Read (d)(1)	CAP to PEO Rory Read (e)(3)	Summary Compensation Table Total for PEO Trac Pham (f)(1)	CAP to PEO Trac Pham (g)(4)	Average Summary Compensation Table Total for non-PEO NEOs (h)(5)	Average CAP to non-PEO NEOs (i)(6)	CXM Total Shareholder Return (j)(7)	Peer Group Total Shareholder Return (k)(8)	Net Income (Loss) ($ in thousands) (l)(9)	Company- Selected Measure: Non- GAAP Op. Income ($ in thousands) (m)(10)
2025	$8,745,410	$315,150	$41,970,485	$48,308,173	$15,398,436	$405,800	$3,766,071	$1,910,853	$51	$69	$121,608	$84,751
2024	$12,414,624	$13,598,921	$0	$0	$0	$0	$5,224,657	$5,088,611	$71	$70	$51,403	$92,047
2023	$8,173,577	$2,161,466	$0	$0	$0	$0	$5,140,534	$3,167,728	$56	$61	$(55,742)	$5,955
2022	$1,117,818	$74,231,899	$0	$0	$0	$0	$949,420	$1,115,612	$64	$81	$(111,470)	$(35,506)

(1)
The dollar amounts reported in column (b), (d), and (f) represent the amount of total compensation reported for our PEOs, Messrs. Thomas, Read and Pham, respectively, for each covered fiscal year in the “Total” column of our Summary Compensation Table for each fiscal year.

(2)
The dollar amounts reported in column (c) represent the amount of CAP to Mr. Thomas as computed in accordance with Item 402(v) of Regulation S-K, for each covered fiscal year. The dollar amounts do not reflect the actual amount of compensation earned or received by or paid to Mr. Thomas during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the total compensation for each covered fiscal year to determine the CAP to Mr. Thomas for such fiscal year, using the methodology described below. Mr. Thomas’s 2022 equity award values include PSU granted prior to our IPO that were earned and vested in connection with the IPO and the achievement of preestablished stock price target.

PEO 1: Ragy Thomas
			2022	2023	2024	2025
	Summary Compensation Table - Total Compensation	(a)	$1,117,818	$8,173,577	$12,414,624	$8,745,410
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	$0	$(6,905,000)	$(11,431,922)	$(7,778,564)
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	$0	$4,970,000	$10,542,766	$5,676,249
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	$1,217,661	$(4,330,545)	$914,590	$(4,901,754)
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	$0	$0	$0	$0
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	$71,896,420	$253,434	$1,158,863	$(1,426,191)
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	$0	$0	$0	$0
=	CAP		$74,231,899	$2,161,466	$13,598,921	$315,150

(3)
The dollar amounts reported in column (e) represent the amount of CAP to Mr. Read as computed in accordance with Item 402(v) of Regulation S-K, for each applicable covered fiscal year. The dollar amounts do not reflect the actual amount of compensation earned or received by or paid to Mr. Read during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the total compensation for each applicable covered fiscal year to determine the CAP to Mr. Read for such fiscal year, using the methodology described below.

PEO 2: Rory Read
			2022	2023	2024	2025
	Summary Compensation Table - Total Compensation	(a)	—	—	—	$41,970,485
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	—	—	—	$(38,597,906)
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	—	—	—	$44,935,594
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	—	—	—	$0
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	—	—	—	$0
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	—	—	—	$0
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	—	—	—	$0
=	CAP		—	—	—	$48,308,173

(4)
The dollar amounts reported in column (g) represent the amount of CAP to Mr. Pham as computed in accordance with Item 402(v) of Regulation S-K, for each applicable covered fiscal year. The dollar amounts do not reflect the actual amount of compensation earned or received by or paid to Mr. Pham during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the total compensation for each applicable covered fiscal year to determine the CAP to Mr. Pham for such fiscal year, using the methodology described below.

PEO 3: Trac Pham
			2022	2023	2024	2025
	Summary Compensation Table - Total Compensation	(a)	—	—	—	$15,398,436
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	—	—	—	$(14,789,184)
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	—	—	—	$0
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	—	—	—	$0
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	—	—	—	$0
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	—	—	—	$(62,378)
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	—	—	—	$(141,074)
=	CAP		—	—	—	$405,800

(5)
The dollar amounts reported in column (h) represent the average of the amounts of total compensation reported for our Non-PEO NEOs for each covered fiscal year in the “Total” column of the Summary Compensation Table for each applicable fiscal year. The names of each Non-PEO NEO included for purposes of calculating the average CAP for each applicable fiscal year are as follows:

Year	Non-PEO NEO
2022	Luca Lazzaron (Former Chief Revenue Officer) and Pavitar Singh (Former Chief Technology Officer)
2023
Manish Sarin (Chief Financial Officer), Luca Lazzaron (Former Chief Revenue Officer), Paul Ohls (Former Chief Revenue Officer), Arunkumar Pattabhiraman (Chief Marketing Officer) and Pavitar Singh (Former Chief Technology Officer)

2024
Manish Sarin (Chief Financial Officer), Diane Adams (Chief Culture & Talent Officer), Scott Harvey (Chief Customer Officer), Paul Ohls (Former Chief Revenue Officer) and Pavitar Singh (Former Chief Technology Officer)

2025
Manish Sarin (Chief Financial Officer), Diane Adams (Former Chief Culture & Talent Officer), Scott Harvey (Chief Customer Officer), Jacob Scott (General Counsel and Corporate Secretary) and Amitabh Misra (Chief Technology Officer)

(6)
The dollar amounts reported in column (i) represent the average amount of CAP to our Non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K for each covered fiscal year. The dollar amounts do not reflect the actual average amount of compensation earned or received by or paid to our Non-PEO NEOs during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation for each covered fiscal year to determine the CAP to our Non-PEO NEOs for such fiscal year, using the methodology described below:

Non-PEO NEO Average
			2022	2023	2024	2025
	Summary Compensation Table - Total Compensation	(a)	$949,420	$5,140,534	$5,224,657	$3,766,071
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	$0	$(4,280,287)	$(4,763,540)	$(3,138,547)
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	$0	$3,092,853	$4,581,700	$2,236,782
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	$(2,177,471)	$(119,521)	$(116,787)	$(699,227)
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	$0	$287,120	$0	$0
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	$2,343,664	$(37,234)	$299,239	$(245,227)
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	$0	$915,737	$136,658	$0
=	CAP		$1,115,612	$3,167,728	$5,088,611	$1,910,853

Equity Award Valuations – PEO and Non-PEO NEOs: Stock option grant date fair values were calculated based on the Black-Scholes option pricing model as of date of grant. The valuation assumptions used to calculate the fair values of the stock options held by our PEO and Non-PEO NEOs on average that vested during or were outstanding as of the end of each covered fiscal year differed from those valuation assumptions disclosed at the time of grant primarily based on the differing option value assumptions. PSU fair values used a different Monte Carlo valuation model at the date of grant and at the end of fiscal year 2022, fiscal year 2023, fiscal year 2024, and fiscal year 2025, based on updated probability of achievement and stock volatility assumptions. RSU award fair values were calculated using the closing market price of our Class A common stock as of date of grant and at the date of vesting and fiscal year end, as applicable.
(7)
The cumulative total stockholder return (“TSR”) reported in column (j) is calculated by dividing the sum of the cumulative amount of dividends during the measurement period, assuming dividend reinvestment, and the difference between the closing market price of our Class A common stock at the end of the applicable measurement period and the beginning of the measurement period by the closing market price of our Class A common stock at the beginning of the measurement period. The same methodology is used to calculate the cumulative TSR for our performance peer group, column (k).

(8)
The peer group selected to determine the Company’s Peer Group TSR for each applicable fiscal year is the compensation peer group as disclosed in our Compensation Discussion and Analysis and used by our compensation committee to make compensation decisions in fiscal year 2025, which is a change from the company’s CD&A peer group used in the fiscal year 2024 Pay versus Performance disclosure. The fiscal year 2025 CD&A peer group consists of AppFolio, Bentley Systems, Blackbaud, BlackLine, Box, Braze, CCC Intelligent Solutions Holdings, DoubleVerify Holdings, Dynatrace, Five9, Freshworks, Instructure Holdings, Manhattan Associates, Pegasystems, PowerSchool Holdings, Semrush Holdings, Sprout Social, Squarespace, and Workiva. The companies that were removed from the 2024 CD&A peer group include Alteryx, Coupa Software, Duck Creek Technologies, Elastic N.V., LivePerson, Momentive Global, New Relic, Qualtrics International, Smartsheet, Zendesk, and Zuora. The companies that were added to the CD&A peer group in fiscal year 2025 include Bentley Systems, Blackbaud, Braze, CCC Intelligent Solutions, DoubleVerify, Dynatrace, Freshworks, Instructure Holdings, Manhattan Associates, PowerSchool Holdings, and Squarespace.

(9)	The dollar amounts reported in column (l) represent the amount of net income (or loss) reflected in our audited financial statements for each covered fiscal year.
(10)
Our Company Selected Measure as reported in column (m) is non-GAAP operating income, which we believe is a strong driver in determining our company’s performance for each covered fiscal year. We define “non-GAAP operating income” as our operating income excluding, as applicable, stock-based compensation expense and related charges, amortization of acquired intangible assets and release of U.S. federal and state valuation allowances, as well as other one-time charges and benefits, such as restructuring charges, costs associated with acquisitions, litigations and facility exit costs. Non-GAAP operating income is a non-GAAP financial measure. For additional details and a reconciliation of non-GAAP operating income to its most comparable GAAP measure, please see “Non-GAAP Financial Measures” in the Company’s Annual Report on Form 10-K filed with the SEC on March 21, 2025.

Company Selected Measure Name				non-GAAP operating income
Named Executive Officers, Footnote
(1)
The dollar amounts reported in column (b), (d), and (f) represent the amount of total compensation reported for our PEOs, Messrs. Thomas, Read and Pham, respectively, for each covered fiscal year in the “Total” column of our Summary Compensation Table for each fiscal year.

(5)
The dollar amounts reported in column (h) represent the average of the amounts of total compensation reported for our Non-PEO NEOs for each covered fiscal year in the “Total” column of the Summary Compensation Table for each applicable fiscal year. The names of each Non-PEO NEO included for purposes of calculating the average CAP for each applicable fiscal year are as follows:

Year	Non-PEO NEO
2022	Luca Lazzaron (Former Chief Revenue Officer) and Pavitar Singh (Former Chief Technology Officer)
2023
Manish Sarin (Chief Financial Officer), Luca Lazzaron (Former Chief Revenue Officer), Paul Ohls (Former Chief Revenue Officer), Arunkumar Pattabhiraman (Chief Marketing Officer) and Pavitar Singh (Former Chief Technology Officer)

2024
Manish Sarin (Chief Financial Officer), Diane Adams (Chief Culture & Talent Officer), Scott Harvey (Chief Customer Officer), Paul Ohls (Former Chief Revenue Officer) and Pavitar Singh (Former Chief Technology Officer)

2025
Manish Sarin (Chief Financial Officer), Diane Adams (Former Chief Culture & Talent Officer), Scott Harvey (Chief Customer Officer), Jacob Scott (General Counsel and Corporate Secretary) and Amitabh Misra (Chief Technology Officer)

Peer Group Issuers, Footnote
(8)
The peer group selected to determine the Company’s Peer Group TSR for each applicable fiscal year is the compensation peer group as disclosed in our Compensation Discussion and Analysis and used by our compensation committee to make compensation decisions in fiscal year 2025, which is a change from the company’s CD&A peer group used in the fiscal year 2024 Pay versus Performance disclosure. The fiscal year 2025 CD&A peer group consists of AppFolio, Bentley Systems, Blackbaud, BlackLine, Box, Braze, CCC Intelligent Solutions Holdings, DoubleVerify Holdings, Dynatrace, Five9, Freshworks, Instructure Holdings, Manhattan Associates, Pegasystems, PowerSchool Holdings, Semrush Holdings, Sprout Social, Squarespace, and Workiva. The companies that were removed from the 2024 CD&A peer group include Alteryx, Coupa Software, Duck Creek Technologies, Elastic N.V., LivePerson, Momentive Global, New Relic, Qualtrics International, Smartsheet, Zendesk, and Zuora. The companies that were added to the CD&A peer group in fiscal year 2025 include Bentley Systems, Blackbaud, Braze, CCC Intelligent Solutions, DoubleVerify, Dynatrace, Freshworks, Instructure Holdings, Manhattan Associates, PowerSchool Holdings, and Squarespace.

Changed Peer Group, Footnote
(8)
The peer group selected to determine the Company’s Peer Group TSR for each applicable fiscal year is the compensation peer group as disclosed in our Compensation Discussion and Analysis and used by our compensation committee to make compensation decisions in fiscal year 2025, which is a change from the company’s CD&A peer group used in the fiscal year 2024 Pay versus Performance disclosure. The fiscal year 2025 CD&A peer group consists of AppFolio, Bentley Systems, Blackbaud, BlackLine, Box, Braze, CCC Intelligent Solutions Holdings, DoubleVerify Holdings, Dynatrace, Five9, Freshworks, Instructure Holdings, Manhattan Associates, Pegasystems, PowerSchool Holdings, Semrush Holdings, Sprout Social, Squarespace, and Workiva. The companies that were removed from the 2024 CD&A peer group include Alteryx, Coupa Software, Duck Creek Technologies, Elastic N.V., LivePerson, Momentive Global, New Relic, Qualtrics International, Smartsheet, Zendesk, and Zuora. The companies that were added to the CD&A peer group in fiscal year 2025 include Bentley Systems, Blackbaud, Braze, CCC Intelligent Solutions, DoubleVerify, Dynatrace, Freshworks, Instructure Holdings, Manhattan Associates, PowerSchool Holdings, and Squarespace.

Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in column (c) represent the amount of CAP to Mr. Thomas as computed in accordance with Item 402(v) of Regulation S-K, for each covered fiscal year. The dollar amounts do not reflect the actual amount of compensation earned or received by or paid to Mr. Thomas during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the total compensation for each covered fiscal year to determine the CAP to Mr. Thomas for such fiscal year, using the methodology described below. Mr. Thomas’s 2022 equity award values include PSU granted prior to our IPO that were earned and vested in connection with the IPO and the achievement of preestablished stock price target.

PEO 1: Ragy Thomas
			2022	2023	2024	2025
	Summary Compensation Table - Total Compensation	(a)	$1,117,818	$8,173,577	$12,414,624	$8,745,410
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	$0	$(6,905,000)	$(11,431,922)	$(7,778,564)
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	$0	$4,970,000	$10,542,766	$5,676,249
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	$1,217,661	$(4,330,545)	$914,590	$(4,901,754)
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	$0	$0	$0	$0
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	$71,896,420	$253,434	$1,158,863	$(1,426,191)
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	$0	$0	$0	$0
=	CAP		$74,231,899	$2,161,466	$13,598,921	$315,150

(3)
The dollar amounts reported in column (e) represent the amount of CAP to Mr. Read as computed in accordance with Item 402(v) of Regulation S-K, for each applicable covered fiscal year. The dollar amounts do not reflect the actual amount of compensation earned or received by or paid to Mr. Read during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the total compensation for each applicable covered fiscal year to determine the CAP to Mr. Read for such fiscal year, using the methodology described below.

PEO 2: Rory Read
			2022	2023	2024	2025
	Summary Compensation Table - Total Compensation	(a)	—	—	—	$41,970,485
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	—	—	—	$(38,597,906)
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	—	—	—	$44,935,594
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	—	—	—	$0
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	—	—	—	$0
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	—	—	—	$0
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	—	—	—	$0
=	CAP		—	—	—	$48,308,173

(4)
The dollar amounts reported in column (g) represent the amount of CAP to Mr. Pham as computed in accordance with Item 402(v) of Regulation S-K, for each applicable covered fiscal year. The dollar amounts do not reflect the actual amount of compensation earned or received by or paid to Mr. Pham during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the total compensation for each applicable covered fiscal year to determine the CAP to Mr. Pham for such fiscal year, using the methodology described below.

PEO 3: Trac Pham
			2022	2023	2024	2025
	Summary Compensation Table - Total Compensation	(a)	—	—	—	$15,398,436
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	—	—	—	$(14,789,184)
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	—	—	—	$0
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	—	—	—	$0
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	—	—	—	$0
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	—	—	—	$(62,378)
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	—	—	—	$(141,074)
=	CAP		—	—	—	$405,800

Equity Award Valuations – PEO and Non-PEO NEOs: Stock option grant date fair values were calculated based on the Black-Scholes option pricing model as of date of grant. The valuation assumptions used to calculate the fair values of the stock options held by our PEO and Non-PEO NEOs on average that vested during or were outstanding as of the end of each covered fiscal year differed from those valuation assumptions disclosed at the time of grant primarily based on the differing option value assumptions. PSU fair values used a different Monte Carlo valuation model at the date of grant and at the end of fiscal year 2022, fiscal year 2023, fiscal year 2024, and fiscal year 2025, based on updated probability of achievement and stock volatility assumptions. RSU award fair values were calculated using the closing market price of our Class A common stock as of date of grant and at the date of vesting and fiscal year end, as applicable.

Non-PEO NEO Average Total Compensation Amount				$ 3,766,071	$ 5,224,657	$ 5,140,534	$ 949,420
Non-PEO NEO Average Compensation Actually Paid Amount				$ 1,910,853	5,088,611	3,167,728	1,115,612
Adjustment to Non-PEO NEO Compensation Footnote
(6)
The dollar amounts reported in column (i) represent the average amount of CAP to our Non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K for each covered fiscal year. The dollar amounts do not reflect the actual average amount of compensation earned or received by or paid to our Non-PEO NEOs during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation for each covered fiscal year to determine the CAP to our Non-PEO NEOs for such fiscal year, using the methodology described below:

Non-PEO NEO Average
			2022	2023	2024	2025
	Summary Compensation Table - Total Compensation	(a)	$949,420	$5,140,534	$5,224,657	$3,766,071
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	$0	$(4,280,287)	$(4,763,540)	$(3,138,547)
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	$0	$3,092,853	$4,581,700	$2,236,782
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	$(2,177,471)	$(119,521)	$(116,787)	$(699,227)
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	$0	$287,120	$0	$0
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	$2,343,664	$(37,234)	$299,239	$(245,227)
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	$0	$915,737	$136,658	$0
=	CAP		$1,115,612	$3,167,728	$5,088,611	$1,910,853

Equity Award Valuations – PEO and Non-PEO NEOs: Stock option grant date fair values were calculated based on the Black-Scholes option pricing model as of date of grant. The valuation assumptions used to calculate the fair values of the stock options held by our PEO and Non-PEO NEOs on average that vested during or were outstanding as of the end of each covered fiscal year differed from those valuation assumptions disclosed at the time of grant primarily based on the differing option value assumptions. PSU fair values used a different Monte Carlo valuation model at the date of grant and at the end of fiscal year 2022, fiscal year 2023, fiscal year 2024, and fiscal year 2025, based on updated probability of achievement and stock volatility assumptions. RSU award fair values were calculated using the closing market price of our Class A common stock as of date of grant and at the date of vesting and fiscal year end, as applicable.

Equity Valuation Assumption Difference, Footnote
Equity Award Valuations – PEO and Non-PEO NEOs: Stock option grant date fair values were calculated based on the Black-Scholes option pricing model as of date of grant. The valuation assumptions used to calculate the fair values of the stock options held by our PEO and Non-PEO NEOs on average that vested during or were outstanding as of the end of each covered fiscal year differed from those valuation assumptions disclosed at the time of grant primarily based on the differing option value assumptions. PSU fair values used a different Monte Carlo valuation model at the date of grant and at the end of fiscal year 2022, fiscal year 2023, fiscal year 2024, and fiscal year 2025, based on updated probability of achievement and stock volatility assumptions. RSU award fair values were calculated using the closing market price of our Class A common stock as of date of grant and at the date of vesting and fiscal year end, as applicable.

Compensation Actually Paid vs. Total Shareholder Return
CAP and Company TSR and Peer Group TSR
The following graph displays our CAP, Company TSR and Peer Group TSR over the four fiscal years presented. As demonstrated by the following graph, the amount of CAP to our PEOs and Non-PEO NEOs is not directly correlated to our Company TSR during the period presented. The TSR measurement period begins at our IPO, while some of the equity awards that were vested and outstanding at each fiscal year end were granted prior to our IPO. The graph also compares Company TSR and Peer Group TSR. In addition, we note that the comparator group used to calculate relative TSR for purposes of our PSU awards is different than the peer group included for purposes of the table below. Please see “Executive Compensation—Compensation Discussion and Analysis” for the description of how we evaluate peer group relative TSR for purposes of our executive compensation program.

Compensation Actually Paid vs. Net Income
CAP and Net Income
The following graph displays our CAP and our net income over the four fiscal years presented. We have not used either GAAP or non-GAAP net income as a financial performance measure in our executive compensation program over the period presented.

Compensation Actually Paid vs. Company Selected Measure
CAP and Non-GAAP Operating Income
The following graph displays our CAP and non-GAAP operating income over the four fiscal years presented. We historically have used non-GAAP operating income as a financial performance measure in our short-term incentive compensation plan.

Total Shareholder Return Vs Peer Group
CAP and Company TSR and Peer Group TSR
The following graph displays our CAP, Company TSR and Peer Group TSR over the four fiscal years presented. As demonstrated by the following graph, the amount of CAP to our PEOs and Non-PEO NEOs is not directly correlated to our Company TSR during the period presented. The TSR measurement period begins at our IPO, while some of the equity awards that were vested and outstanding at each fiscal year end were granted prior to our IPO. The graph also compares Company TSR and Peer Group TSR. In addition, we note that the comparator group used to calculate relative TSR for purposes of our PSU awards is different than the peer group included for purposes of the table below. Please see “Executive Compensation—Compensation Discussion and Analysis” for the description of how we evaluate peer group relative TSR for purposes of our executive compensation program.

Tabular List, Table
Tabular List of Most Important Financial Performance Measures for Fiscal Year 2025
As described in “Executive Compensation—Compensation Discussion and Analysis,” our executive compensation program is designed to reflect our variable “pay-for-performance” philosophy. The performance measures that we use for our short-term and long-term incentive compensation award programs are selected based on an objective of incentivizing all of our executives to increase the value of our enterprise for our stockholders. In our assessment, the measures listed alphabetically in the table below collectively represent the most important financial performance measures used by us to link CAP to our NEOs for fiscal year 2025 to our performance:
•	Net New ARR(1)
•	Non-GAAP operating income
•	Operating income growth
•	Relative TSR
•	Revenue growth
•	Stock price
In fiscal year 2025, we did not offer our executive officers, including our NEOs, an opportunity to earn short-term incentive compensation awards contingent upon the attainment of specific pre-established, quantitative financial performance measures based on specific target levels (as we had done in prior fiscal years) because our compensation committee determined that fiscal year 2025 would be a transitional year because of our unique business conditions. Accordingly, for fiscal year 2025, our compensation committee holistically assessed performance to determine the appropriate level of achievement for our executive officers’ target annual cash bonus opportunities. Among other financial, operational and strategic factors, our compensation committee considered Net New ARR Bookings and non-GAAP operating income, each of which historically has been used in our annual short-term incentive compensation program, as some of the factors to be used to evaluate our overall fiscal year 2025 performance against our annual operating plan and objectives. Net New ARR Bookings is an indicator of top-line growth through the addition of new customers, expansions with existing customers, and higher renewal rates, while non-GAAP operating income is an indicator of bottom-line rigor and our path to profitability. Non-GAAP operating income is not defined by GAAP and, as such, should not be construed as an alternative to earnings from operations, net earnings or operating cash flow.
As disclosed in “Executive Compensation—Compensation Discussion and Analysis,” beginning with Mr. Read’s appointment as our President and Chief Executive Officer in November 2024, all executive officers will receive a portion of their new hire and annual long-term incentive compensation opportunity in the form of PSUs, with 75% of the PSUs to be earned and vest contingent on our relative TSR over a three-year performance period compared to a board of directors-approved comparator group, and the remaining 25% of the PSUs to be earned and vest contingent on the attainment of specific preestablished revenue-growth and operating income-related targets measured at the end of a three-year performance period, in each case, subject to the executive officer’s continued service with us through such vesting and settlement date.
Additional information about these performance measures are discussed in “Executive Compensation— Compensation Discussion and Analysis”.
(1)
Net New ARR Bookings is a financial measure that we define as the annualized net dollar value of recurring license fees (“ARR”) added to Sprinklr’s portfolio during a period (gross ARR bookings less ARR lost). Our Net New ARR Bookings is an internal measure that we do not disclose for several reasons, including our belief that disclosure would result in competitive harm. If the results were disclosed, we believe that the information would provide competitors with insights into our operations and sales programs that would adversely affect our business and, ultimately, our ability to create long-term stockholder value.

Total Shareholder Return Amount				$ 51	71	56	64
Peer Group Total Shareholder Return Amount				69	70	61	81
Net Income (Loss)				$ 121,608,000	$ 51,403,000	$ (55,742,000)	$ (111,470,000)
Company Selected Measure Amount				84,751,000	92,047,000	5,955,000	(35,506,000)
PEO Name	Mr. Read	Mr. Pham	Mr. Thomas		Mr. Thomas	Mr. Thomas	Mr. Thomas
Measure:: 1
Pay vs Performance Disclosure
Name				Net New ARR
Measure:: 2
Pay vs Performance Disclosure
Name				Non-GAAP operating income
Non-GAAP Measure Description
(10)
Our Company Selected Measure as reported in column (m) is non-GAAP operating income, which we believe is a strong driver in determining our company’s performance for each covered fiscal year. We define “non-GAAP operating income” as our operating income excluding, as applicable, stock-based compensation expense and related charges, amortization of acquired intangible assets and release of U.S. federal and state valuation allowances, as well as other one-time charges and benefits, such as restructuring charges, costs associated with acquisitions, litigations and facility exit costs. Non-GAAP operating income is a non-GAAP financial measure. For additional details and a reconciliation of non-GAAP operating income to its most comparable GAAP measure, please see “Non-GAAP Financial Measures” in the Company’s Annual Report on Form 10-K filed with the SEC on March 21, 2025.

Measure:: 3
Pay vs Performance Disclosure
Name				Operating income growth
Measure:: 4
Pay vs Performance Disclosure
Name				Relative TSR
Measure:: 5
Pay vs Performance Disclosure
Name				Revenue growth
Measure:: 6
Pay vs Performance Disclosure
Name				Stock price
Ragy Thomas [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 8,745,410	$ 12,414,624	$ 8,173,577	$ 1,117,818
PEO Actually Paid Compensation Amount				315,150	13,598,921	2,161,466	74,231,899
Rory Read [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				41,970,485	0	0	0
PEO Actually Paid Compensation Amount				48,308,173	0	0	0
Trac Pham [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				15,398,436	0	0	0
PEO Actually Paid Compensation Amount				405,800	0	0	0
PEO | Ragy Thomas [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(7,778,564)	(11,431,922)	(6,905,000)	0
PEO | Ragy Thomas [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				5,676,249	10,542,766	4,970,000	0
PEO | Ragy Thomas [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(4,901,754)	914,590	(4,330,545)	1,217,661
PEO | Ragy Thomas [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0	0
PEO | Ragy Thomas [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,426,191)	1,158,863	253,434	71,896,420
PEO | Ragy Thomas [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0	0
PEO | Rory Read [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(38,597,906)	0	0	0
PEO | Rory Read [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				44,935,594	0	0	0
PEO | Rory Read [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0	0
PEO | Rory Read [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0	0
PEO | Rory Read [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0	0
PEO | Rory Read [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0	0
PEO | Trac Pham [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(14,789,184)	0	0	0
PEO | Trac Pham [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0	0
PEO | Trac Pham [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0	0
PEO | Trac Pham [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0	0
PEO | Trac Pham [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(62,378)	0	0	0
PEO | Trac Pham [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(141,074)	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(3,138,547)	(4,763,540)	(4,280,287)	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				2,236,782	4,581,700	3,092,853	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(699,227)	(116,787)	(119,521)	(2,177,471)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	287,120	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(245,227)	299,239	(37,234)	2,343,664
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ 0	$ (136,658)	$ (915,737)	$ 0